Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balances at Jan. 20, 2021	$ 20,241		$ 1,265,559		$ 1,285,800
Balance, shares at Jan. 20, 2021	20,240,882
Net loss				(284,959)	(284,959)
Balances at Dec. 31, 2021	$ 20,241		1,265,559	(284,959)	1,000,841
Balance, shares at Dec. 31, 2021	20,240,882
Recapitalization			(139,880)		(139,880)
Restricted Stock Awards	$ 7,984		(7,984)
Restricted Stock Awards, shares	7,983,720
Series A Preferred Shares issued in Share Exchange		$ 9,000			9,000
Series A Preferred Shares issued in Share Exchange, shares		9,000,000
Shares issued upon conversion of Series A Preferred Stock	$ 485,781	$ (9,000)	(485,781)		(9,000)
Shares issued upon conversion of Series A Preferred Stock, shares	485,781,168	(9,000,000)
Sale of Common Stock	$ 1,500		148,500		150,000
Sale of Common Stock, shares	1,500,000
Net loss				(811,635)	(811,635)
Balances at Dec. 31, 2022	$ 515,506		780,414	(1,096,594)	199,326
Balance, shares at Dec. 31, 2022	515,505,770
Common Stock for Services	$ 1,259		100,704		101,963
Common Stock for Services, shares	1,259,106
Stock Compensation			102,600		102,600
Stock cancelled related to SuperGreen Exclusive License cancellation	$ (51,508)		51,508
Sale of Common Stock	$ 11,917		233,083		245,000
Sale of Common Stock, shares	11,916,667
Common Stock issued for Emergen Energy, LLC
Net loss				(589,941)	(589,941)
Stock cancelled related to SuperGreen Exclusive License cancellation, shares	(51,507,749)
Balances at Sep. 30, 2023	$ 477,174		1,268,309	(1,686,535)	58,948
Balance, shares at Sep. 30, 2023	477,173,794
Balances at Dec. 31, 2022	$ 515,506		780,414	(1,096,594)	199,326
Balance, shares at Dec. 31, 2022	515,505,770
Common Stock for Services	$ 1,674		115,781		117,455
Common Stock for Services, shares	1,674,506
Stock Compensation			180,600		180,600
Restricted Stock Awards	$ 1,500		28,500		30,000
Restricted Stock Awards, shares	1,500,000
Stock cancelled related to SuperGreen Exclusive License cancellation	$ (51,508)		51,508
Sale of Common Stock	$ 17,292		395,208		412,500
Sale of Common Stock, shares	17,291,667
Net loss				(811,693)	(811,693)
Stock cancelled related to SuperGreen Exclusive License cancellation, shares	(51,507,749)
Balances at Dec. 31, 2023	$ 484,464		1,552,011	(1,908,287)	128,188
Balance, shares at Dec. 31, 2023	484,464,194
Balances at Jun. 30, 2023	$ 476,182		1,234,586	(1,551,101)	159,667
Balance, shares at Jun. 30, 2023	476,181,817
Common Stock for Services	$ 325		14,390		14,715
Common Stock for Services, shares	325,310
Stock Compensation
Sale of Common Stock	$ 667		19,333		20,000
Sale of Common Stock, shares	666,667
Net loss				(135,434)	(135,434)
Balances at Sep. 30, 2023	$ 477,174		1,268,309	(1,686,535)	58,948
Balance, shares at Sep. 30, 2023	477,173,794
Balances at Dec. 31, 2023	$ 484,464		1,552,011	(1,908,287)	128,188
Balance, shares at Dec. 31, 2023	484,464,194
Balances at Jun. 30, 2024	$ 714,623		24,576,529	(3,044,694)	22,246,458
Balance, shares at Jun. 30, 2024	714,622,789
Balances at Dec. 31, 2023	$ 484,464		1,552,011	(1,908,287)	128,188
Balance, shares at Dec. 31, 2023	484,464,194
Common Stock for Services	$ 794		65,531		66,325
Common Stock for Services, shares	793,883
Sale of Common Stock	$ 5,407		390,593		396,000
Sale of Common Stock, shares	5,407,143
Common Stock issued for Emergen Energy, LLC	$ 222,222		21,999,978		22,222,200
Common Stock issued for Emergen Energy, LLC, shares	222,222,000
Net loss				(1,948,159)	(1,948,159)
Stock Based Compensation	$ 4,400		923,561		927,961
Stock Based Compensation, shares	4,400,000
Balances at Sep. 30, 2024	$ 717,287		24,931,674	(3,856,446)	21,792,515
Balance, shares at Sep. 30, 2024	717,287,220
Balances at Jun. 30, 2024	$ 714,623		24,576,529	(3,044,694)	22,246,458
Balance, shares at Jun. 30, 2024	714,622,789
Common Stock for Services	$ 264		17,664		17,928
Common Stock for Services, shares	264,431
Sale of Common Stock
Net loss				(811,752)	(811,752)
Stock Based Compensation	$ 2,400		337,481		339,881
Stock Based Compensation, shares	2,400,000
Balances at Sep. 30, 2024	$ 717,287		$ 24,931,674	$ (3,856,446)	$ 21,792,515
Balance, shares at Sep. 30, 2024	717,287,220